Assets Held for Sale	12 Months Ended
Dec. 31, 2020
Assets Held for Sale
Assets Held for Sale

(7) Assets Held for Sale

On November 30, 2020 our Board approved and authorized to sell the Dornier Production Line and the trial production line by the way of open tendering at a realizable price.On December 20, 2020, Huizhou Yidu Yuzheng Digital Technology Co. LTD. ("Huizhou Yidu Yuzheng") won the bidding at a total price of RMB141,100 (or approximately US$21,625) for the Dornier Production Line and the trial production line.

As of December 31, 2020, assets of Dornier Production Line and the trial production line which was made by Mitsubishi for R & D met the criteria to be classified as held for sale in accordance with ASC 360-10 and are presented at the lower of the assets' carrying amount or fair value less cost to sell by segment in current assets in the table below. These assets are considered non-core assets to the company's operations and are idle asset for many years.

	December 31, 2020		December 31, 2019
	RMB	US$	RMB
Dornier Production Line and the trial production line	122,919	18,838	—
	122,919	18,838	—